UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:        9/30/2008

Check here if Amendment: |_|; Amendment Number:

This Amendment (Check only one):    |_| is a restatement.
                                    |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Budros, Ruhlin & Roe, Inc
Address:          1801 Watermark Drive, Suite 300
                  Columbus, OH 43215-7088


Form 13F File Number: 28-_____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             John D. Schuman
Title:            Principal and Chief Compliance Officer
Phone:            614-481-6900

Signature, Place, and Date of Signing:

                                  Columbus, Ohio
[Signature]                        [City, State]                 [Date]

Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                                                    Name
28-
[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:                   132
                                                          ---

Form 13F Information Table Value Total:               $  240,276
                                                         -------
                                                       (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file member(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. Form 13F File Number Name


[Repeat as necessary.]

                           FORM 13F INFORMATION TABLE


                                                          Value         SHARES/  SH  PUT/ OTHER    Investment    VOTING AUTHORITY
Name of Issuer               Title of Class  Cusip       (x1000)       PRN AMT  PRN CALL MANAGERS Discretion    SOLE  SHARED NONE

3M Company                    COM               88579Y101     238       3,485  SH                   SOLE        3,485
Abbott Laboratories           COM                 2824100     564       9,796  SH                   SOLE        9,796
Allied Capital                COM               01903Q108     218      20,140  SH                   SOLE       20,140
Allied Waste Industries       COM                19589308     118      10,620  SH                   SOLE       10,620
Allstate Corporation          COM                20002101     313       6,779  SH                   SOLE        6,779
Altria Group Inc              COM               02209S103     539      27,179  SH                   SOLE       27,179
America Movil ADR             SPON ADR L SHS    02364W105     210       4,527  SH                   SOLE        4,527
American Express              COM                25816109   1,197      33,782  SH                   SOLE       33,782
Amgen Inc                     COM                31162100     308       5,200  SH                   SOLE        5,200
Apache Corp                   COM                37411105     320       3,072  SH                   SOLE        3,072
Apple Computer Inc            COM                37833100     685       6,026  SH                   SOLE        6,026
Arris Group Inc               COM               04269Q100      86      11,150  SH                   SOLE       11,150
AstraZeneca                   SPONSORED ADR      46353108     409       9,330  SH                   SOLE        9,330
AT&T Inc.                     COM               00206R102     779      27,884  SH                   SOLE       27,884
Bank of America Corp          COM                60505104   2,330      66,579  SH                   SOLE       66,579
1/100 Berksire Hathaway       Common             84990175  42,445         325  SH                   SOLE          325
Berkshire Hathaway Cl B       CL B                8467020  25,935       5,901  SH                   SOLE        5,901
BP Plc ADR                    SPONSORED ADR      55622104     563      11,214  SH                   SOLE       11,214
Bristol-Myers Squibb          COM               110122108   2,102     100,792  SH                   SOLE      100,792
Bucyrus Intl Inc              COM               118759109     226       5,067  SH                   SOLE        5,067
Cabot Oil & Gas               COM               127097103     212       5,878  SH                   SOLE        5,878
Cardinal Health Inc           COM               14149Y108     493      10,009  SH                   SOLE       10,009
Carmax, Inc.                  COM               143130102     208      14,890  SH                   SOLE       14,890
Celgene Corp                  COM               151020104     479       7,573  SH                   SOLE        7,573
Cemex Sa De Cv S Adr          SPON ADR NEW      151290889     319      18,524  SH                   SOLE       18,524
ChevronTexaco Corp            COM               166764100   2,246      27,225  SH                   SOLE       27,225
China Mobile Limited          SPONSORED ADR     16941M109     421       8,415  SH                   SOLE        8,415
Cisco Systems                 COM               17275R102   2,485     110,132  SH                   SOLE      110,132
CIT Group Inc                 COM               125581108     112      16,050  SH                   SOLE       16,050
Citigroup, Inc.               COM               172967101   1,312      63,950  SH                   SOLE       63,950
Coca-Cola Co                  COM               191216100   1,659      31,371  SH                   SOLE       31,371
ConocoPhillips                COM               20825C104   1,252      17,089  SH                   SOLE       17,089
Costco Whsl Corp New          COM               22160K105     386       5,941  SH                   SOLE        5,941
Covance Inc                   COM               222816100     273       3,090  SH                   SOLE        3,090
Covidien Ltd                  COM               G2552X108   1,788      33,250  SH                   SOLE       33,250
CSX Corp                      COM               126408103     347       6,358  SH                   SOLE        6,358
CVS Corp                      COM               126650100     411      12,209  SH                   SOLE       12,209
Diageo Plc New Adr F 1 Ad     SPONpADR NEW      25243Q205     538       7,810  SH                   SOLE        7,810
Dow Chemical                  COM               260543103     591      18,589  SH                   SOLE       18,589
Exxon Mobil Corporation       COM               30231G102   2,058      26,504  SH                   SOLE       26,504
Fifth Third Bancorp           COM               316773100   2,751     231,136  SH                   SOLE      231,136
Flir Systems Inc              COM               302445101     315       8,195  SH                   SOLE        8,195
Genentech, Inc.               COM NEW           368710406     891      10,045  SH                   SOLE       10,045
General Dynamics Corp.        COM               369550108     653       8,874  SH                   SOLE        8,874
General Electric              COM               369604103   4,820     189,014  SH                   SOLE      189,014
Genuine Parts Co.             COM               372460105     553      13,750  SH                   SOLE       13,750
Goldman Sachs Group Inc       COM               38141G104     862       6,732  SH                   SOLE        6,732
Health Care Properties Inv.   COM               40414L109     755      18,815  SH                   SOLE       18,815
Health Care REIT              COM               42217K106     779      14,627  SH                   SOLE       14,627
Heinz H J Co                  COM               423074103     718      14,370  SH                   SOLE       14,370
Hess Corporation              COM               42809H107     298       3,633  SH                   SOLE        3,633
Hewlett Packard Company       COM               428236103   2,181      47,163  SH                   SOLE       47,163
Huntington Bancshares         COM               446150104     146      18,280  SH                   SOLE       18,280
Int'l Bus. Machines           COM               459200101   2,980      25,482  SH                   SOLE       25,482
Intel Corp                    COM               458140100   1,665      88,892  SH                   SOLE       88,892
BARCLAYS BK PLC               DJAIG CMDT ETN    06738C778   8,842     171,559  SH                   SOLE      171,559
iShares Barclays Agg Bond     LEHMAN AGG BOND   464287226     392       3,975  SH                   SOLE        3,975
iShares Morningstar Small Gro SMLLIGRWTH IDX    464288604     219       3,286  SH                   SOLE        3,286
iShares Msci Eafe Fund        MSCI EAFE IDX     464287465     361       6,417  SH                   SOLE        6,417
iShares Russell 1000 Index    RUSSELL 1000      464287622  24,086     378,950  SH                   SOLE      378,950
iShares Russell 2000 Index    RUSSELL 2000      464287655   1,365      20,079  SH                   SOLE       20,079
iShares Russell Microcap      RSSL MCRCP IDX    464288869     558      12,528  SH                   SOLE       12,528
iShares S&P 500 Index         S&P 500 INDEX     464287200   2,594      22,204  SH                   SOLE       22,204
iShares S&P 500 Value         S&P 500 VALUE     464287408   1,448      24,199  SH                   SOLE       24,199
iShares S&P Midcap 400        S&P MIDCAP 400    464287507     981      13,562  SH                   SOLE       13,562
iShares S&P MidCap Value      S&P MIDCP VALU    464287705     247       3,599  SH                   SOLE        3,599
iShares S&P Smallcap 600      S&P SMLCAP 600    464287804     725      12,186  SH                   SOLE       12,186
iShares Xinhua China 25 Index FTSE XNHUA IDX    464287184  13,533     392,590  SH                   SOLE      392,590
Itron Inc New                 COM               465741106     289       3,270  SH                   SOLE        3,270
Johnson & Johnson             COM               478160104     712      10,273  SH                   SOLE       10,273
JP Morgan Chase & Co.         COM               46625H100   4,591      98,317  SH                   SOLE       98,317
Kimberly-Clark                COM               494368103     588       9,068  SH                   SOLE        9,068
Kraft Foods Inc               CL A              50075N104     706      21,552  SH                   SOLE       21,552
Kroger Co                     COM               501044101     935      34,020  SH                   SOLE       34,020
Las Vegas Sands Corp          COM               517834107     314       8,700  SH                   SOLE        8,700
Lilly (Eli) & Company         COM               532457108   1,964      44,606  SH                   SOLE       44,606
Lockheed Martin Corp          COM               539830109   1,001       9,126  SH                   SOLE        9,126
Louisiana Pacific Corp        COM               546347105     137      14,725  SH                   SOLE       14,725
Lowes Companies Inc           COM               548661107     467      19,727  SH                   SOLE       19,727
Mastercard Inc                CL A              57636Q104     604       3,407  SH                   SOLE        3,407
McDonald's Corp               COM               580135101   3,539      57,357  SH                   SOLE       57,357
Medcohealth Solutions         COM               58405U102     408       9,057  SH                   SOLE        9,057
Merck & Co                    COM               589331107   1,684      53,347  SH                   SOLE       53,347
Mettler Toledo Intl Incf      COM               592688105     358       3,652  SH                   SOLE        3,652
Microsoft Corp                COM               594918104   1,853      69,417  SH                   SOLE       69,417
Mid Cap Spdr Trust Unit Ser   COM               595635103     256       1,943  SH                   SOLE        1,943
Miller (Herman) Inc.          COM               600544100     595      24,326  SH                   SOLE       24,326
Monsanto Co New Del           COM               61166W101     818       8,260  SH                   SOLE        8,260
Morgan Stanley Group          COM               617446448     301      13,104  SH                   SOLE       13,104
Motorola Inc                  COM               620076109     812     113,712  SH                   SOLE      113,712
MS India Investment Fund      COM               61745C105     312      15,693  SH                   SOLE       15,693
MVC Capital                   COM               553829102     411      26,968  SH                   SOLE       26,968
Nike Inc  Cl B                CL B              654106103     267       3,984  SH                   SOLE        3,984
Norfolk Southern Corp         COM               655844108     392       5,923  SH                   SOLE        5,923
Nuveen Div Adv Mun Fd         COM SH BEN INT    67070R104     124      11,692  SH                   SOLE       11,692
Oracle Sys Corp               COM               68389X105     234      11,498  SH                   SOLE       11,498
Park National Corp            COM               700658107   2,061      26,428  SH                   SOLE       26,428
PepsiCo Inc                   COM               713448108     398       5,583  SH                   SOLE        5,583
Petrochina Co ADR             SPONSORED ADR     7.16E+104     228       2,215  SH                   SOLE        2,215
Petroleo Brasileiro SA        SPONSORED ADR     71654V408     221       5,034  SH                   SOLE        5,034
Pfizer Incorporated           COM               717081103   1,571      85,215  SH                   SOLE       85,215
Pharmaceutical Product Dev    COM               717124101     244       5,900  SH                   SOLE        5,900
Philadelphia Cons Hldg        COM               717528103     264       4,500  SH                   SOLE        4,500
Philip Morris International   COM               718172109     682      14,177  SH                   SOLE       14,177
Potash Corp Saskatchewan      COM               73755L107     275       2,081  SH                   SOLE        2,081
Praxair Incorporated          COM               74005P104     519       7,240  SH                   SOLE        7,240
Procter & Gamble              COM               742718109   9,752     139,937  SH                   SOLE      139,937
Qualcomm Inc                  COM               747525103     548      12,744  SH                   SOLE       12,744
Raymond James Finl Inc        COM               754730109     213       6,464  SH                   SOLE        6,464
Sanmina-Sci Corp              COM               800907107      32      23,110  SH                   SOLE       23,110
Schlumberger Ltd              COM               806857108     816      10,444  SH                   SOLE       10,444
Starbucks Corp                COM               855244109   1,207      81,155  SH                   SOLE       81,155
Tellabs Inc                   COM               879664100      44      10,950  SH                   SOLE       10,950
Time Warner Inc.              COM               887317105   1,371     104,548  SH                   SOLE      104,548
Transocean Sedco Forex F      REG SHS           H8817H100     588       5,357  SH                   SOLE        5,357
Unilever N.V.                 N Y SHS NEW       904784709     602      21,375  SH                   SOLE       21,375
Union Pacific Corp            COM               907818108     814      11,445  SH                   SOLE       11,445
US Bancorp                    COM               902973304   6,498     180,391  SH                   SOLE      180,391
Verizon Communications        COM               92343V104     778      24,249  SH                   SOLE       24,249
Visa, Inc.                    COM CL A          92826C839     298       4,862  SH                   SOLE        4,862
Vodafone Group Plc Adr F      SPONS ADR NEW     92857W209     459      20,778  SH                   SOLE       20,778
Vulcan Int'l Corp             COM               929136109     527       9,240  SH                   SOLE        9,240
Wal-Mart Stores Inc           COM               931142103   1,767      29,505  SH                   SOLE       29,505
Walt Disney Holding Co        COM DISNEY        254687106   1,847      60,195  SH                   SOLE       60,195
Wash Mutual Inc.              COM               939322103       2      22,784  SH                   SOLE       22,784
Wells Fargo & Co New          COM               949746101   2,732      72,803  SH                   SOLE       72,803
Wellstar Intl Inc             COM               949902100      12     808,500  SH                   SOLE      808,500
Wendy's/Arby's Group, Inc     COM               950587105      86      16,374  SH                   SOLE       16,374
Wesbanco Inc                  COM               950810101   2,126      79,853  SH                   SOLE       79,853
Wheelock & Co Ltd Ord         COM               Y9553V106      83      46,000  SH                   SOLE       46,000
Wisdomtree Intl Mdcp Div      COM               97717W778   2,005      41,275  SH                   SOLE       41,275
Worthington Industries        COM               981811102     453      30,318  SH                   SOLE       30,318
YUM Brands Inc.               COM               988498101     589      18,051  SH                   SOLE       18,051